Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Parenthetical) (Detail) (USD $)			12 Months Ended	96 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Employee Termination Costs [Member] Employee	Dec. 31, 2012 Employee Termination Costs [Member] Employee
Restructuring Cost and Reserve [Line Items]
Estimated employee terminations			4,800	62,200
Other current liabilities	$ 1,200,000,000	$ 1,600,000,000
Other noncurrent liabilities	$ 731,000,000	$ 930,000,000